REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 1,566,899	$ 1,472,590	$ 24,359
Customer One [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 350,000	$ 398,000	$ 24,359
Customer One [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	22.30%	27.00%	100.00%
Customer Two [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 300,000	$ 350,000
Customer Two [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	19.10%	23.80%
Customer Three [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 298,000
Customer Three [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		20.20%